Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Summary of reconciliation of fair value measurement of the contingent consideration liability

Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies

	December 31,
in €‘000	2021	2022
€ exchange rate +10%	43,486	1,934
€ exchange rate +5%	21,743	967
€ exchange rate -5%	(21,743)	(967)
€ exchange rate -10%	(43,486)	(1,934)

Fresh Eight Limited
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000
As of December 31, 2021	(8,200)
Cash payments during the year	4,385
Fair value changes recognized in profit for the year	(1,079)
As of December 31, 2022	(4,894)

in €‘000	March 2, 2021
Customer base	4,863
Technology	3,402
Property and equipment	69
Trade receivables	377
Contract assets and other assets	176
Cash	152
Current liabilities	(327)
Deferred tax liability, net	(1,570)
Net assets acquired	7,142
Goodwill	13,168
Consideration transferred	20,310

Summary of Cash flows arising from the Acquisition

in €‘000
Cash consideration paid for acquisition of subsidiary	(12,063)
Cash acquired with the subsidiary	152
Net cash paid for acquisition (included in cash used in investing activities)	(11,911)
Transaction costs of the acquisition (included in cash from operating activities)	(439)
Net cash outflow on acquisition of subsidiary	(12,350)

Atrium Sports Inc
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	May 6, 2021
Customer base	16,477
Brand	1,679
Technology	56,540
Property and equipment	3,537
Trade receivables	1,974
Contract assets and other assets	3,899
Cash	1,087
Current liabilities	(10,567)
Non-current liabilities	(1,253)
Deferred tax liability, net	(15,605)
Net assets acquired	57,768
Goodwill	134,451
Consideration transferred	192,219

Summary of Cash flows arising from the Acquisition

in €‘000
Cash consideration paid for acquisition of subsidiary	(183,043)
Cash acquired with the subsidiary	1,087
Net cash paid for acquisition (included in cash used in investing activities)	(181,956)
Transaction costs of the acquisition (included in cash from operating activities)	(3,900)
Net cash outflow on acquisition of subsidiary	(185,856)

Interact Sport Pty Ltd
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	June 9, 2021
Customer base	793
Technology	966
Brand	73
Trade receivables	222
Contract assets and other assets	359
Cash	107
Current liabilities	(435)
Deferred tax liability, net	(550)
Net assets acquired	1,535
Goodwill	3,606
Consideration transferred	5,141

Summary of Cash flows arising from the Acquisition

in €‘000
Cash consideration paid for acquisition of subsidiary	(4,671)
Cash acquired with the subsidiary	107
Net cash paid for acquisition (included in cash used in investing activities)	(4,564)
Transaction costs of the acquisition (included in cash from operating activities)	(154)
Net cash outflow on acquisition of subsidiary	(4,718)

Vaix Limited
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	April 6, 2022
Customer base	1,630
Technology	6,785
Brand	1,006
Other tangible assets	539
Cash	689
Liabilities	(1,791)
Deferred tax liability, net	(1,298)
Net assets acquired	7,560
Goodwill	32,766
Consideration transferred	40,326

in €‘000
As of April 6, 2022	(18,800)
Fair value changes recognized in profit during the year	(739)
As of December 31, 2022	(19,539)

Summary of Cash flows arising from the Acquisition

in €‘000
Cash consideration paid for acquisition of subsidiary	(21,681)
Cash acquired with the subsidiary	689
Net cash paid for acquisition (included in cash used in investing activities)	(20,992)
Transaction costs of the acquisition (included in cash from operating activities)	(373)
Net cash outflow on acquisition of subsidiary	(21,365)

Ortec Sports B.V.
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	April 28, 2022
Customer base	582
Technology	1,978
Brand	383
Other tangible assets	696
Liabilities	(255)
Deferred tax liability, net	(746)
Net assets acquired	2,638
Goodwill	3,079
Consideration transferred	5,717

Summary of Cash flows arising from the Acquisition

in €‘000
Cash consideration paid for acquisition of subsidiary	(5,717)
Cash acquired with the subsidiary	25
Net cash paid for acquisition (included in cash used in investing activities)	(5,692)
Transaction costs of the acquisition (included in cash from operating activities)	(235)
Net cash outflow on acquisition of subsidiary	(5,927)

NSoft Group
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	April 29, 2022
Customer base	4,509
Technology	8,706
Brand	2,513
Property and equipment	2,624
Other tangible assets	5,155
Cash	1,868
Other liabilities	(3,523)
Deferred tax liability, net	(1,096)
Net assets acquired	20,756
Goodwill	13,471
Non-controlling interest (30%)	(6,227)
Consideration transferred	28,000

Summary of Cash flows arising from the Acquisition

in €‘000
Cash consideration paid for acquisition of subsidiary	(12,000)
Cash acquired with the subsidiary	1,868
Net cash paid for acquisition (included in cash used in investing activities)	(10,132)
Transaction costs of the acquisition (included in cash from operating activities)	(261)
Net cash outflow on acquisition of subsidiary	(10,393)